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                 American High-Income Municipal Bond Fund, Inc.
                             333 South Hope Street
                       Los Angeles, California 90071-1406

                              Phone (213) 486 9200
                               Fax (213) 486 9455
                             Email jfw@capgroup.com

Julie F. Williams
Secretary



November 4, 2005

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

         Re:      American High-Income Municipal Bond Fund, Inc.
                  File Nos.  33-80630 and 811-8576

Dear Sir or Madam:

                  Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on 10/31/05 of Registrant's Post-Effective Amendment No. 17 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940.

Sincerely,

/s/ Julie F. Williams

Julie F. Williams
Secretary

cc:  Laura Hatch